Condensed Interim Consolidated Statement of Changes in Equity - USD ($)	Total	Common Shares [member]	Warrants [member]	Share-based payments reserve [member]	Accumulated Other Comprehensive Loss [member]	Accumulated Deficit [member]
Beginning balance (in shares) at Dec. 31, 2024	38,403,737	38,403,737
Beginning balance at Dec. 31, 2024	$ 135,420,286	$ 281,296,133	$ 543,601	$ 93,515,510	$ (81,361,294)	$ (158,573,664)
Deferred share units	2,078,985			2,078,985
Deferred share units exercised		$ 14,467,160		(14,467,160)
Deferred share units exercised (in shares)		900,000
Restricted share units	38,311,827			38,311,827
Restricted share units exercised		$ 8,446,000		(8,446,000)
Restricted share units exercised (in shares)		575,000
Option exercise	40,000	$ 120,511		(80,511)
Option exercise (in shares)		10,000
Option expiry				(12,091,112)		12,091,112
Common shares purchased under equity line of credit, net of issuance costs (in shares)		3,750,000
Common shares purchased under equity line of credit, net of issuance costs	5,999,500	$ 5,999,500
Common shares issued for equity line of credit	375,000	$ 375,000
Common shares issued for equity line of credit (in shares)		215,852
Loss and comprehensive income for the period	(35,165,760)				10,005,902	(45,171,662)
Ending balance (in shares) at Sep. 30, 2025		43,854,589
Ending balance at Sep. 30, 2025	$ 147,059,838	$ 310,704,304	543,601	98,821,539	(71,355,392)	(191,654,214)
Beginning balance (in shares) at Dec. 31, 2024	38,403,737	38,403,737
Beginning balance at Dec. 31, 2024	$ 135,420,286	$ 281,296,133	543,601	93,515,510	(81,361,294)	(158,573,664)
Ending balance (in shares) at Dec. 31, 2025	53,692,089	53,692,089
Ending balance at Dec. 31, 2025	$ 157,837,729	$ 328,544,223	5,758,671	95,624,841	(73,991,935)	(198,098,071)
Common shares issued in public financing (in shares)		7,000,000
Common shares issued in public financing	17,500,000	$ 17,500,000
Pre-funded warrants issued in public financing	45,731,700		45,731,700
Deferred share units	712,158			712,158
Share issuance costs	(4,357,721)	(1,267,176)	(3,090,545)
Deferred share units exercised		$ 582,810		(582,810)
Deferred share units exercised (in shares)		80,250
Restricted share units	2,520,089			2,520,089
Restricted share units exercised		$ 11,940,273		(11,940,273)
Restricted share units exercised (in shares)		1,162,575
Common shares issued for equity line of credit	375,000	$ 375,000
Common shares issued for equity line of credit (in shares)		191,326
Loss and comprehensive income for the period	$ (5,912,694)				4,538,864	(10,451,558)
Ending balance (in shares) at Sep. 30, 2026	62,126,240	62,126,240
Ending balance at Sep. 30, 2026	$ 214,406,261	$ 357,675,130	$ 48,399,826	$ 86,334,005	$ (69,453,071)	$ (208,549,629)